INCOME TAX (CREDIT)/EXPENSE (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Irish Corporation tax		$ (51)	$ (240)	$ (251)
Foreign taxes	[1]	358	222	472
Adjustment in respect of prior years		150	(271)	82
Total current tax (credit)/expense		457	(289)	303
Deferred tax expense
Origination and reversal of temporary differences (see Note 14)		(5,969)	(2,872)	2,411
Origination and reversal of net operating losses (see Note 14)		4,298	(396)	(1,958)
Total deferred tax (credit)/expense		(1,671)	(3,268)	453
Total income tax (credit)/charge on continuing operations in statement of operations		$ (1,214)	$ (3,557)	$ 756

[1]	The foreign taxes relate primarily to USA and Canada.